Voya Short Duration Bond Fund Average Annual Total Returns - Class A C I R R6 and W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			2.02%	1.05%	1.36%
Performance Inception Date		Dec. 19, 2012
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			0.19%	(0.03%)	0.43%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.17%	0.34%	0.63%
Class A | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class A | Bloomberg U.S. 1-3 Year Government/Credit Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.36%	1.58%	1.63%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.75%	0.80%	1.01%
Performance Inception Date		Dec. 19, 2012
Class C | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class C | Bloomberg U.S. 1-3 Year Government/Credit Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.36%	1.58%	1.63%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			4.82%	1.84%	1.90%
Performance Inception Date		Dec. 19, 2012
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class I | Bloomberg U.S. 1-3 Year Government/Credit Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.36%	1.58%	1.63%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			4.28%	1.33%	1.40%
Performance Inception Date		Jul. 31, 2014
Class R | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class R | Bloomberg U.S. 1-3 Year Government/Credit Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.36%	1.58%	1.63%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent			4.87%	1.89%	1.93%
Performance Inception Date		Jul. 31, 2013
Class R6 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class R6 | Bloomberg U.S. 1-3 Year Government/Credit Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.36%	1.58%	1.63%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			4.80%	1.78%	1.88%
Performance Inception Date		Dec. 19, 2012
Class W | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%	(0.33%)	1.35%
Class W | Bloomberg U.S. 1-3 Year Government/Credit Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.36%	1.58%	1.63%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.